UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:				0001495703

CIK Confirmation Code (CCC):				yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					May 4, 2012
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						63
Form 13F Information Table Value Total:						263,598
										(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ECA Marcellus Trust I          PS               26827L109      248    11597 SH       Sole                                      11597
Diamonds: Dow 30               CU               252787106     1784    13539 SH       Sole                                      13539
Powershares QQQ Trust Ser. 1   CU               73935A104     1166    17264 SH       Sole                                      17264
SPDR DJ Wilshire Intl. Real Es CU               78463X863      608    16517 SH       Sole                                      16517
SPDR DJ Wilshire REI ETF       CU               78464A607      581     8200 SH       Sole                                       8200
SPDR Gold Trust                CU               78463V107     1848    11397 SH       Sole                                      11397
SPDR S&P Int'l Small Cap       CU               78463X871     2053    71368 SH       Sole                                      71368
SPDR S&P500                    CU               78462F103    93395   663269 SH       Sole                                     663269
Schwab Intl Equity ETF         CU               808524805     1098    42179 SH       Sole                                      42179
Vanguard Dividend Appreciation CU               921908844     7765   132621 SH       Sole                                     132621
Vanguard High Dividend Yield I CU               921946406      227     4678 SH       Sole                                       4678
Vanguard MSCI EAFE ETF         CU               921943858    40999  1204777 SH       Sole                                    1204777
Vanguard MSCI Emerging Markets CU               922042858    13537   311406 SH       Sole                                     311406
Vanguard Mid-Cap ETF           CU               922908629    18486   226598 SH       Sole                                     226598
Vanguard REIT Index ETF        CU               922908553    13743   215909 SH       Sole                                     215909
Vanguard Small Cap             CU               922908751      995    12639 SH       Sole                                      12639
Vanguard TSM Vipers            CU               922908769      285     3947 SH       Sole                                       3947
iPath DJ AIG Agriculture Total CU               06739H206     1635    29667 SH       Sole                                      29667
iPath Dow Jones-UBS Commodity  CU               06738C778      738    17428 SH       Sole                                      17428
iShares Dow Jones Select Divid CU               464287168      484     8642 SH       Sole                                       8642
iShares FTSE EPRA/NAREIT Globa CU               464288489     3224   112191 SH       Sole                                     112191
iShares MSCI Emrg Mkt.         CU               464287234      808    18821 SH       Sole                                      18821
iShares Russell 1000 Index     CU               464287622     7198    92333 SH       Sole                                      92333
iShares Russell 2000 Index     CU               464287655    13107   158274 SH       Sole                                     158274
iShares TR Trust S&P 500       CU               464288273     6118    43326 SH       Sole                                      43326
iShares Tr. MSCI EAFE Index Fu CU               464287465     5020    91456 SH       Sole                                      91456
1/100 Berkshire Hathaway Cl A  CS               084990175      244      200 SH       Sole                                        200
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      584    18716 SH       Sole                                      18716
Amazon.com, Inc.               CS               023135106      286     1411 SH       Sole                                       1411
Amgen, Inc.                    CS               031162100      544     8000 SH       Sole                                       8000
Ants Software.com              CS               037271103        0    14525 SH       Sole                                      14525
Apple Computer                 CS               037833100     3612     6025 SH       Sole                                       6025
Bank of America Corp.          CS               060505104      302    31592 SH       Sole                                      31592
Berkshire Hathaway Cl B        CS               084670207     1105    13621 SH       Sole                                      13621
Cadence Design Systems         CS               127387108      557    47033 SH       Sole                                      47033
Caterpillar Inc.               CS               149123101      382     3588 SH       Sole                                       3588
Chevron Corp.                  CS               166764100     2145    20003 SH       Sole                                      20003
Cisco Systems Inc.             CS               17275R102     1103    52159 SH       Sole                                      52159
Exxon Mobil                    CS               30231G102     5229    60288 SH       Sole                                      60288
General Electric Co.           CS               369604103      824    41050 SH       Sole                                      41050
Google                         CS               38259P508     1102     1719 SH       Sole                                       1719
Intel Corp.                    CS               458140100      790    28114 SH       Sole                                      28114
Intl Business Machines         CS               459200101      334     1601 SH       Sole                                       1601
Johnson & Johnson              CS               478160104      701    10630 SH       Sole                                      10630
Levon Resources Ltd. F         CS               527901102       14    20000 SH       Sole                                      20000
Manulife Insurance             CS               56501R106      277    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      330    21000 SH       Sole                                      21000
NetApp                         CS               64110D104      312     6963 SH       Sole                                       6963
PG&E Corp                      CS               69331C108      316     7273 SH       Sole                                       7273
Patient Safety Techs Inc.      CS               70322H106       48    32000 SH       Sole                                      32000
Pepsico Inc.                   CS               713448108      392     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      253    11166 SH       Sole                                      11166
Philip Morris Intl. Inc.       CS               718172109      550     6204 SH       Sole                                       6204
Proctor & Gamble               CS               742718109      512     7621 SH       Sole                                       7621
Qualcomm                       CS               747525103      404     5943 SH       Sole                                       5943
Quantum Corp. DLT & Storage    CS               747906204       39    15000 SH       Sole                                      15000
Renren Inc. ADR F Spon. Class  CS               759892102       55    10000 SH       Sole                                      10000
Repro Medical System Inc.      CS               759910102        6    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1248    41191 SH       Sole                                      41191
Royal Dutch Shell A ADRF Spons CS               780259206      425     6060 SH       Sole                                       6060
United Parcel Service          CS               911312106      518     6416 SH       Sole                                       6416
Verizon                        CS               92343V104      250     6538 SH       Sole                                       6538
Wells Fargo & Company          CS               949746101      655    19195 SH       Sole                                      19195